Cost of sales - Schedule of operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Fees and compensation for services	$ 115,185	$ 62,006	$ 48,729
Salaries and payroll taxes	34,108	27,310	21,072
Employee benefits	11,785	9,333	5,926
Transport	4,454	4,221	5,214
Consumption of materials and spare parts	6,422	4,377	4,933
Easements and fees	6,604	3,288	4,547
Other	8,387	5,991	4,264
Total operating costs	$ 186,945	$ 116,526	$ 94,685